Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per share	$ 0.30	$ 0.67
Non-Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per share	$ (0.28)	$ (1.25)